PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefits plan
Defined benefit obligations	$ 103,227	$ 94,055
Fair value of plan assets	(86,425)	(79,003)
Deficit in plans	16,802	15,052
U.S.
Disclosure of defined benefits plan
Defined benefit obligations	81,883	75,571
Fair value of plan assets	(69,649)	(63,877)
Deficit in plans	12,234	11,694
Canada
Disclosure of defined benefits plan
Defined benefit obligations	21,344	18,484
Fair value of plan assets	(16,776)	(15,126)
Deficit in plans	$ 4,568	$ 3,358